Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 1,579,608	$ 339,899
Deferred
State and Local
Current
Deferred
Income tax provision/(benefit)	$ 0	$ 0	$ 1,579,608	$ 339,899